EQUITY TRANSACTIONS (Details Narrative) - USD ($)						1 Months Ended								3 Months Ended			12 Months Ended
	Feb. 11, 2021	Jan. 12, 2021	Jul. 10, 2020	Jul. 15, 2019	Feb. 11, 2019	Feb. 19, 2021	Jan. 25, 2021	Dec. 23, 2020	Jul. 30, 2020	Jan. 25, 2020	Jul. 30, 2019	Apr. 17, 2019	Mar. 18, 2019	Mar. 31, 2021	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Jan. 31, 2021	Jul. 08, 2020	Jul. 07, 2020	Apr. 14, 2017
Preferred stock, shares par value														$ 0.00001			$ 0.00001	$ 0.00001
Preferred stock, shares issued														988,140			988,140	4,988,000
Preferred stock, shares outstanding														988,140			988,140	4,988,000
Common stock, shares par value														$ 0.00001			$ 0.00001	$ 0.00001
Common stock, shares authorized														2,500,000,000			2,500,000,000	900,000,000
Common stock, shares issued														825,726,839			786,308,041	763,967,603
Common stock, shares outstanding														825,726,839			786,308,041	763,967,603				146,803,392
Number of restricted common stock issued, shares														0			0	64,860,346
Shares issued for subscription, value															$ 157,500	$ 318,500	$ (476,002)	$ (290,100)
Shares issued for services, value																		$ 800,000
Acquisition Payments	$ 1,050,000
First 2020 Debenture [Member]
Number of shares converted							7,094,732
Conversion price							$ 0.0213
First 2020 Debenture [Member] | Principal [Member]
Conversion of Stock, Amount Converted							$ 150,000
First 2020 Debenture [Member] | Accrued Interest [Member]
Conversion of Stock, Amount Converted							$ 1,118
Third 2020 Debenture [Member]
Number of shares converted		10,887,819
Conversion price		$ 0.0185
Third 2020 Debenture [Member] | Principal [Member]
Conversion of Stock, Amount Converted		$ 200,000
Third 2020 Debenture [Member] | Accrued Interest [Member]
Conversion of Stock, Amount Converted		$ 1,425
Second 2020 Debenture [Member]
Number of shares converted						7,252,634	5,183,613
Conversion price						$ 0.0208	$ 0.0213
Second 2020 Debenture [Member] | Principal [Member]
Conversion of Stock, Amount Converted						$ 150,000	$ 100,000
Second 2020 Debenture [Member] | Accrued Interest [Member]
Conversion of Stock, Amount Converted						$ 855	10,411
Securities Purchase Agreement [Member]
Fair market value of share								$ 0.0136
Securities Purchase Agreement [Member] | First 2020 Debenture [Member]
Number of shares converted								8,255,438		7,094,732
Conversion price																	$ 0.05
Securities Purchase Agreement [Member] | First 2020 Debenture [Member] | Principal [Member]
Debt conversion, converted instrument, amount								$ 100,000
Conversion of Stock, Amount Converted							150,000	100,000
Securities Purchase Agreement [Member] | First 2020 Debenture [Member] | Accrued Interest [Member]
Debt conversion, converted instrument, amount								12,274
Conversion of Stock, Amount Converted							$ 1,118	$ 12,274
Matthew Nicoletti [Member]
Number of shares converted				106,000,000	55,000,000
Number of stock issued				106,000	55,000
Fair market value of share				$ 0.1081	$ 0.0840
Value of stock issued				$ 11,458,600	$ 4,620,000
Quantum [Member]
Number of shares converted												52,000,000	58,000,000
Number of stock issued												52,000	58,000
Fair market value of share												$ 0.076	$ 0.0785
Value of stock issued												$ 3,952,000
William Jeffrey Outlaw [Member]
Fair market value of share											$ 0.111
Shares issued for services, shares											10,000,000
Shares issued for services, value											$ 800,000
William J. Stineman [Member]
Stock issued							1,980,000
William F. Stineman [Member]
Stock issued							360,000
Gary Kramer [Member]
Stock issued							270,000
Steven Sirus [Member]
Stock issued							90,000
Series A Preferred Stock [Member]
Preferred stock, shares par value														$ 0.00001			$ 0.00001	$ 0.00001
Preferred stock, shares authorized														0			4,000,000	4,000,000
Preferred stock, shares issued														0			0	4,000,000
Preferred stock, shares outstanding														0			0	4,000,000
Series A Preferred Stock [Member] | Robert Clark and Joseph Thornburg [Member]
Number of shares converted			4,000,000						4,000,000
Fair market value of share									$ 0.0346
Debt conversion, converted instrument, shares issued			4,000,000						4,000,000
Series B Preferred Stock [Member]
Preferred stock, shares par value														$ 0.00001			$ 0.00001	$ 0.00001
Preferred stock, shares authorized														1,200,000			1,200,000	1,200,000
Preferred stock, shares issued														488,000			488,000	488,000
Preferred stock, shares outstanding														488,000			488,000	488,000
Number of shares converted																1,000		1,000
Series C Preferred Stock [Member]
Preferred stock, shares par value														$ 0.00001			$ 0.00001	$ 0.00001		$ 0.00001	$ 0.00001
Preferred stock, shares authorized														250			250	3,300,000		250	3,300,000
Preferred stock, shares issued														140			140	0
Preferred stock, shares outstanding														140			140	0
Number of shares converted														1,000		1,000	1,000	1,000
Series D Preferred Stock [Member]
Preferred stock, shares par value														$ 0.00001			$ 0.00001	$ 0.00001
Preferred stock, shares authorized														500,000			500,000	500,000
Preferred stock, shares issued														500,000			500,000	500,000
Preferred stock, shares outstanding														500,000			500,000	500,000
Number of shares converted														1,000		1,000	1,000	1,000
S and S Beverage [Member]
Common stock, shares par value																	$ 30.05	$ 30.05	$ 30.05
Common stock, shares authorized																	10,000	10,000	10,000
Common stock, shares issued																	10,000	10,000	10,000
Common stock, shares outstanding																	10,000	10,000	10,000